Subsequent Events	12 Months Ended
Dec. 31, 2021
Hoya Intermediate, LLC
Subsequent Event [Line Items]
SUBSEQUENT EVENTS
23. S
UBSEQUENT
EVENTS
On February 3, 2022, we repaid $190.7 million of outstanding June 2017 First Lien Loan. We entered into an amendment which refinances the remaining existing term loan with a new $275.0 million term loan with a maturity date of February 3, 2029, adds a new revolving credit facility in an aggregate principal amount of $100.0 million with a maturity date of February 3, 2027, replaces the LIBOR based floating interest rate with a term SOFR based floating interest rate and revises the springing financial covenant to require compliance with a first lien net leverage ratio.